Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF

January 31, 2022 (unaudited)

	Shares	Value
Investment Companies — 99.9%

Bank Loan Funds — 24.5%
Invesco Senior Loan ETF(a)	88,436	$1,943,823
SPDR Blackstone Senior Loan ETF	60,483	2,757,420
Total Bank Loan Funds		4,701,243

Convertible Bond Funds — 14.8%
iShares Convertible Bond ETF(a)	6,934	573,650
SPDR Bloomberg Convertible Securities ETF	29,442	2,261,734
Total Convertible Bond Funds		2,835,384

Investment Grade Corporate Bond Funds — 45.5%
SPDR Portfolio Short Term Corporate Bond ETF	45,580	1,399,762
Vanguard Short-Term Corporate Bond ETF	91,158	7,319,076
Total Investment Grade Corporate Bond Funds		8,718,838

U.S. Preferred Funds — 6.6%
Invesco Preferred ETF(a)	23,960	343,826
iShares Preferred & Income Securities ETF(a)	24,666	928,675
Total U.S. Preferred Funds		1,272,501

U.S. Small Cap Growth Funds — 8.5%
iShares Russell 2000 Growth ETF	2,249	570,639
iShares S&P Small-Cap 600 Growth ETF	2,439	303,924
Vanguard Small-Cap Growth ETF(a)	3,108	763,449
Total U.S. Small Cap Growth Funds		1,638,012

U.S. Ultra Short Term Bond Funds — 0.0%(b)
Invesco Treasury Collateral ETF	1	105
IQ Ultra Short Duration ETF†	231	11,199
Total U.S. Ultra Short Term Bond Funds		11,304

Total Investment Companies
(Cost $19,865,855)		19,177,282
Short-Term Investments — 20.3%
Money Market Funds — 20.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	3,880,532	3,880,532
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	20,753	20,753
Total Short-Term Investments
(Cost $3,901,285)		3,901,285
Total Investments — 120.2%
(Cost $23,767,140)		23,078,567
Other Assets and Liabilities, Net — (20.2)%		(3,891,553)
Net Assets — 100.0%		$19,187,014

†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,826,211; total market value of collateral held by the Fund was $3,880,532.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2022.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2022 (unaudited)

Total Return Swap contracts outstanding at January 31, 2022:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	$10,461	$–
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	59,148	–
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	339	–
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	17,456	–
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 3.24%	12/06/2023	Monthly	(329,483)	–
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	28,238	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	17,254	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	9,221	–
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	83,886	–
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	68,831	–
SPDR Bloomberg High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 3.27%	12/06/2023	Monthly	(147,904)	–
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	42,595	–
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	222,724	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	12/06/2023	Monthly	23,336	–
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.37%	12/06/2023	Monthly	(101,216)	–
						$–

At January 31, 2022 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)	Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(f)	Reflects the value at reset date of January 31, 2022.

Abbreviations

FEDEF — Federal Funds Effective Rate

Schedule of Investments ─ IQ Hedge Event-Driven Tracker ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Investment Companies	$19,177,282	$–	$–	$19,177,282
Short-Term Investments:
Money Market Funds	3,901,285	–	–	3,901,285
Total Investments in Securities	23,078,567	–	–	23,078,567
Other Financial Instruments:(h)
Swap Contracts	–	–	–	–
Total Investments in Securities and Other Financial Instruments	$23,078,567	$–	$–	$23,078,567
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$–	$–	$–	$–

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	221	10,964	17,984	(17,719)	1	(31)	14	–	231	11,199